REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 16 – REVENUE AND DEFERRED REVENUE

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Software development	$758,307	$761,166	$725,862
Software license	200,593	213,749	208,625
Software supports	47,102	71,460	196,703
Cloud hosting	59,926	67,334	72,945
Others	10,933	9,363	13,324
	$1,076,861	$1,123,072	$1,217,459

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2023	December 31, 2022	December 31, 2021
Revenue recognized over time	$876,268	$909,323	$1,008,834
Revenue recognized at a point of time	200,593	213,749	208,625
	$1,076,861	$1,123,072	$1,217,459

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 16 – REVENUE AND DEFERRED REVENUE (continued)

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	158,711	263,404
Revenue recognized from fulfilling contract liabilities	245,985	74,381
Deferred revenue, ending	$131,794	$219,068

The Company derives significant revenues from one customer. During the year ended December 31, 2023, 2022 and 2021, revenues from this customer were 82%, 83% and 80% respectively, of total revenue. The trade receivable outstanding as at December 31, 2023, and 2022 are due from this customer.